UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09149
Investment Company Act File Number
Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Ohio Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.3%
$500	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$449,355
1,250	Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,169,888
1,000	Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	989,040
500	Ohio State University, 5.00%, 12/1/28	536,990
1,675	Ohio State University, 5.00%, 12/1/30	1,771,312
500	University of Cincinnati, 5.00%, 6/1/34	485,900

		$5,402,485

Electric Utilities — 2.1%
$255	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$254,051
500	Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	488,760

		$742,811

Escrowed/Prerefunded — 3.0%
$1,000	Mahoning County, (Career and Technical Center), Prerefunded to 12/1/11, 6.25%, 12/1/36	$1,042,740

		$1,042,740

General Obligations — 22.6%
$1,000	Barberton City School District, 4.50%, 12/1/33	$907,780
1,750	Beavercreek City School District, 5.00%, 12/1/30	1,792,087
1,090	Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,130,537
500	Columbus, 5.00%, 7/1/23(1)	521,830
1,000	Columbus City School District, 5.00%, 12/1/29	1,023,070
595	Huber Heights City School District, 4.75%, 12/1/25	602,878
1,000	Maple Heights City School District, 5.00%, 1/15/37	985,660
1,000	Symmes Township, Hamilton County, (Parkland Acquisition & Improvement), 5.25%, 12/1/37	1,035,840

		$7,999,682

Hospital — 11.8%
$800	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$739,376
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	483,980
500	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	503,555
1,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,002,440
600	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	538,164
735	Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.75%, 1/15/46	588,742
330	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/22	333,653

		$4,189,910

Housing — 11.3%
$965	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.625%, 9/1/27	$894,622
500	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 4.75%, 3/1/37	442,775
365	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (AMT), 5.00%, 9/1/31	344,867
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,310,675

		$3,992,939

Industrial Development Revenue — 8.8%
$750	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$627,817
2,250	Ohio Water Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 8/1/38	2,249,955
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	230,326

		$3,108,098

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 13.4%
$750	Hamilton County, (University Heights Community Urban Development Corp), (AGM), 5.00%, 6/1/30	$752,145
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,030,030
465	Kent State University, (AGC), 5.00%, 5/1/29	471,352
635	Miami University, (AMBAC), 3.25%, 9/1/26	528,212
1,500	University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,455,690
500	University of Akron, Series B, (AGM), 5.00%, 1/1/38	485,230

		$4,722,659

Insured-Electric Utilities — 13.1%
$1,000	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,016,570
710	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	275,274
2,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	364,900
830	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	386,863
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,299,480
425	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	390,163
210	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	198,173
250	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	224,857
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	488,130

		$4,644,410

Insured-Escrowed/Prerefunded — 1.4%
$500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	$511,375

		$511,375

Insured-General Obligations — 20.2%
$280	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$275,201
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	202,602
500	Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	504,925
2,455	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	820,584
1,000	Cincinnati City School District, (FGIC), (NPFG), 5.25%, 12/1/30	1,066,880
1,500	Madeira City School District, (AGM), 3.50%, 12/1/27	1,277,145
1,750	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,761,480
750	St. Marys City School District, (AGM), 5.00%, 12/1/35	717,615
500	Wadsworth City School District, (AGC), 5.00%, 12/1/37	506,395

		$7,132,827

Insured-Hospital — 6.7%
$545	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$509,788
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,458,930
485	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 23.256%, 2/1/29(2)(3)(4)	410,504

		$2,379,222

Insured-Lease Revenue/Certificates of Participation — 1.1%
$500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	$389,290

		$389,290

Insured-Special Tax Revenue — 3.4%
$9,905	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$497,132
1,685	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	179,672
3,340	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	329,023
2,100	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	191,625

		$1,197,452

Insured-Transportation — 6.2%
$1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$1,089,070
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/26	1,107,450

		$2,196,520

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 2.1%
$215	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$189,877
625	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	551,319

		$741,196

Lease Revenue/Certificates of Participation — 1.5%
$500	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$517,195

		$517,195

Other Revenue — 3.8%
$710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	$472,959
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	875,890

		$1,348,849

Pooled Loans — 11.4%
$550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	$550,693
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,054,078
1,245	Rickenbacher Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,206,978
310	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	261,497
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	965,624

		$4,038,870

Special Tax Revenue — 1.2%
$155	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$152,954
170	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	166,109
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	111,175

		$430,238

Water and Sewer — 1.5%
$250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	$263,298
250	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	259,775

		$523,073

Total Tax-Exempt Investments — 161.9% (identified cost $59,822,383)		$57,251,841

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.3)%		$(22,726,535)

Other Assets, Less Liabilities — 2.4%		$847,656

Net Assets Applicable to Common Shares — 100.0%		$35,372,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 41.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 17.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2011, the aggregate value of these securities is $410,504 or 1.2% of the Trust’s net assets applicable to common shares.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2011.

(5)	Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	6 U.S. 10-Year Treasury Note	Short	$(712,995)	$(714,282)	$(1,287)
6/11	16 U.S. 30-Year Treasury Bond	Short	(1,918,319)	(1,925,500)	(7,181)

					$(8,468)

Interest Rate Swaps

		Annual			Net Unrealized
	Notional	Fixed Rate	Floating Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	(Depreciation)
Bank of America	$750,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(25,586)
JPMorgan Chase Co.	812,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	16,954

					$(8,632)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $16,954 and $34,054, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,051,062

Gross unrealized appreciation	$1,003,988
Gross unrealized depreciation	(3,633,209)

Net unrealized depreciation	$(2,629,221)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$57,251,841	$—	$57,251,841

Total Investments	$—	$57,251,841	$—	$57,251,841

Interest Rate Swaps	$—	$16,954	$—	$16,954

Total	$—	$57,268,795	$—	$57,268,795

Liability Description

Futures Contracts	$(8,468)	$—	$—	$(8,468)
Interest Rate Swaps	—	(25,586)	—	(25,586)

Total	$(8,468)	$(25,586)	$—	$(34,054)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011